Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss - USD ($)	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
As Reported [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss [Line Items]
Revenue	$ 1,222,998
Gross profit	30,766
Operating loss	(7,483,561)	$ (17,099,793)
Loss before tax	(7,352,403)	(17,368,546)
Net loss attributable of owners of the Company	(7,306,318)	$ (17,390,166)
Total comprehensive loss attributable to owners of the Company	$ (7,160,269)
Basic loss per share (in Dollars per share)	$ (9.43)	$ (26.26)
Adjustment [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss [Line Items]
Revenue	$ (932,200)
Gross profit	(932,200)
Operating loss	(932,200)	$ 331,723
Loss before tax	(932,200)	331,723
Net loss attributable of owners of the Company	(932,200)	$ 331,723
Total comprehensive loss attributable to owners of the Company	$ (932,200)
Basic loss per share (in Dollars per share)	$ (1.2)	$ 0.5
Adjusted [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated statement of profit or loss and other comprehensive loss [Line Items]
Revenue	$ 290,798
Gross profit	(901,434)
Operating loss	(8,415,761)
Loss before tax	(8,284,603)
Net loss attributable of owners of the Company	(8,238,518)
Total comprehensive loss attributable to owners of the Company	$ (8,092,469)
Basic loss per share (in Dollars per share)	$ (10.63)